LEASES, Capital Lease Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Aggregate future minimum lease payments due under capital lease obligation [Abstract]
2018	$ 79
2019	79
2020	72
Amount of minimum lease payments representing interest	23
Present value of net minimum lease payments	$ 207
Building [Member]
Capital Leased Assets [Line Items]
Capital leases, lease term	20 years
Amortized cost of main office	$ 120	$ 155